Calvert
US Mid-Cap Core Responsible Index Fund
December 31, 2025
Schedule of Investments (Unaudited)

Common Stocks — 99.4%

Security	Shares	Value
Aerospace & Defense — 1.2%
ATI, Inc.(1)	7,790	$ 893,980
Carpenter Technology Corp.	2,630	828,029
Curtiss-Wright Corp.	1,598	880,930
HEICO Corp.	4,566	1,477,512
Loar Holdings, Inc.(1)	1,370	93,160
Moog, Inc., Class A	1,161	282,762
Woodward, Inc.	2,476	748,544
		$ 5,204,917
Air Freight & Logistics — 0.5%
C.H. Robinson Worldwide, Inc.	5,620	$903,471
Expeditors International of Washington, Inc.	6,372	949,492
GXO Logistics, Inc.(1)	6,359	334,738
		$2,187,701
Automobile Components — 0.4%
Aptiv PLC(1)	10,213	$777,107
Autoliv, Inc.	3,277	388,980
BorgWarner, Inc.	10,152	457,449
Lear Corp.	2,663	305,180
		$1,928,716
Automobiles — 1.3%
Ford Motor Co.	158,025	$2,073,288
General Motors Co.	36,322	2,953,705
Rivian Automotive, Inc., Class A(1)	37,892	746,851
		$5,773,844
Banks — 4.0%
Bank OZK	4,427	$203,731
BOK Financial Corp.(2)	715	84,699
Cadence Bank	7,398	316,930
Citizens Financial Group, Inc.	16,401	957,982
Columbia Banking System, Inc.	11,616	324,667
Comerica, Inc.	4,980	432,911
Commerce Bancshares, Inc.	5,443	284,887
Cullen/Frost Bankers, Inc.	2,514	318,348
East West Bancorp, Inc.	5,252	590,272
F.N.B. Corp.	13,230	226,233
Fifth Third Bancorp	25,752	1,205,451
First Citizens Bancshares, Inc., Class A	342	733,994
First Financial Bankshares, Inc.	4,841	144,601
First Horizon Corp.	19,661	469,898
Flagstar Bank NA	10,699	134,700
Glacier Bancorp, Inc.	5,104	224,831
Hancock Whitney Corp.	3,086	196,516
Home BancShares, Inc.	7,588	210,795
Huntington Bancshares, Inc.	61,982	1,075,388
Security	Shares	Value
Banks (continued)
KeyCorp	37,266	$ 769,170
M&T Bank Corp.	6,087	1,226,409
Old National Bancorp	13,763	307,053
Pinnacle Financial Partners, Inc.	3,067	292,622
Popular, Inc.	2,546	317,028
Regions Financial Corp.	33,419	905,655
SouthState Bank Corp.	3,764	354,230
Synovus Financial Corp.	5,013	250,901
Truist Financial Corp.	49,967	2,458,876
UMB Financial Corp.	2,938	337,987
United Bankshares, Inc.	5,112	196,301
Valley National Bancorp(2)	17,979	209,995
Webster Financial Corp.	6,030	379,528
Western Alliance Bancorp	3,935	330,815
Wintrust Financial Corp.	2,577	360,316
Zions Bancorp NA	5,372	314,477
		$17,148,197
Beverages — 0.6%
Celsius Holdings, Inc.(1)	7,181	$328,459
Coca-Cola Consolidated, Inc.	2,243	343,852
Keurig Dr. Pepper, Inc.	55,448	1,553,099
Primo Brands Corp., Class A	9,758	159,543
		$2,384,953
Biotechnology — 3.0%
Alkermes PLC(1)	6,245	$174,735
Alnylam Pharmaceuticals, Inc.(1)	5,164	2,053,465
Biogen, Inc.(1)	6,183	1,088,146
BioMarin Pharmaceutical, Inc.(1)	7,646	454,402
Exact Sciences Corp.(1)	7,650	776,934
Exelixis, Inc.(1)	10,485	459,557
Halozyme Therapeutics, Inc.(1)	4,586	308,638
Incyte Corp.(1)	6,758	667,488
Insmed, Inc.(1)	8,759	1,524,416
Ionis Pharmaceuticals, Inc.(1)	6,669	527,584
Madrigal Pharmaceuticals, Inc.(1)	773	450,149
Moderna, Inc.(1)	15,631	460,958
Natera, Inc.(1)	5,529	1,266,639
Neurocrine Biosciences, Inc.(1)	4,159	589,871
Revolution Medicines, Inc.(1)	7,053	561,771
Roivant Sciences Ltd.(1)	18,261	396,264
United Therapeutics Corp.(1)	1,748	851,713
		$12,612,730
Broadline Retail — 0.5%
eBay, Inc.	17,543	$1,527,995
Etsy, Inc.(1)	3,892	215,773
Ollie's Bargain Outlet Holdings, Inc.(1)	2,228	244,211
		$1,987,979

Calvert
US Mid-Cap Core Responsible Index Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Building Products — 1.6%
A.O. Smith Corp.	4,740	$ 317,011
AAON, Inc.(2)	3,017	230,046
Advanced Drainage Systems, Inc.	3,193	462,442
Allegion PLC	3,718	591,980
Armstrong World Industries, Inc.	1,788	341,687
Builders FirstSource, Inc.(1)	4,193	431,418
Carlisle Cos., Inc.	2,423	775,021
CSW Industrials, Inc.	691	202,829
Fortune Brands Innovations, Inc.	4,697	234,944
Lennox International, Inc.	1,376	668,158
Masco Corp.	7,828	496,765
Modine Manufacturing Co.(1)	2,627	350,731
Owens Corning	5,614	628,263
Simpson Manufacturing Co., Inc.	1,794	289,677
Trex Co., Inc.(1)	4,626	162,280
UFP Industries, Inc.	2,350	213,968
Zurn Elkay Water Solutions Corp., Class C	5,619	261,227
		$6,658,447
Capital Markets — 4.4%
Affiliated Managers Group, Inc.	1,144	$329,792
Ameriprise Financial, Inc.	3,627	1,778,463
Blue Owl Capital, Inc.(2)	24,691	368,884
Carlyle Group, Inc.	10,008	591,573
Cboe Global Markets, Inc.	4,025	1,010,275
Evercore, Inc., Class A	1,399	476,010
FactSet Research Systems, Inc.	2,042	592,568
Franklin Resources, Inc.	12,788	305,505
Hamilton Lane, Inc., Class A	2,229	299,377
Houlihan Lokey, Inc.	2,175	378,863
Invesco Ltd.	17,977	472,256
Janus Henderson Group PLC	5,231	248,839
Jefferies Financial Group, Inc.	6,705	415,509
LPL Financial Holdings, Inc.	3,046	1,087,940
MarketAxess Holdings, Inc.	2,017	365,581
Morningstar, Inc.	1,356	294,672
MSCI, Inc.	3,058	1,754,466
Nasdaq, Inc.	17,643	1,713,665
Northern Trust Corp.	7,205	984,131
PJT Partners, Inc., Class A	772	129,079
Raymond James Financial, Inc.	6,900	1,108,071
SEI Investments Co.	4,191	343,746
State Street Corp.	10,868	1,402,081
Stifel Financial Corp.	3,933	492,490
T. Rowe Price Group, Inc.	8,572	877,601
TPG, Inc.	5,487	350,290
Tradeweb Markets, Inc., Class A	4,345	467,261
Virtu Financial, Inc., Class A	3,665	122,118
		$18,761,106
Security	Shares	Value
Chemicals — 0.9%
Axalta Coating Systems Ltd.(1)	9,511	$ 307,300
Balchem Corp.	1,385	212,404
Celanese Corp.	4,835	204,424
Eastman Chemical Co.	4,809	306,959
Element Solutions, Inc.	10,481	261,920
FMC Corp.	6,005	83,289
International Flavors & Fragrances, Inc.	10,887	733,675
Mosaic Co.	14,014	337,597
PPG Industries, Inc.	9,781	1,002,161
RPM International, Inc.	5,619	584,376
		$4,034,105
Commercial Services & Supplies — 1.0%
Casella Waste Systems, Inc., Class A(1)	2,646	$259,149
Clean Harbors, Inc.(1)	2,233	523,594
Copart, Inc.(1)	38,566	1,509,859
MSA Safety, Inc.	1,664	266,473
Tetra Tech, Inc.	12,259	411,167
Veralto Corp.	11,171	1,114,642
		$4,084,884
Communications Equipment — 0.8%
Ciena Corp.(1)	6,343	$1,483,438
F5, Inc.(1)	2,619	668,526
Lumentum Holdings, Inc.(1)(2)	3,058	1,127,148
		$3,279,112
Construction & Engineering — 1.8%
AECOM	6,111	$582,562
Comfort Systems USA, Inc.	1,543	1,440,066
Dycom Industries, Inc.(1)	1,323	447,042
EMCOR Group, Inc.	2,021	1,236,428
IES Holdings, Inc.(1)	411	159,887
MasTec, Inc.(1)	2,623	570,162
Quanta Services, Inc.	5,800	2,447,948
Sterling Infrastructure, Inc.(1)	1,344	411,573
Valmont Industries, Inc.	842	338,753
WillScot Holdings Corp.	8,556	161,109
		$7,795,530
Construction Materials — 0.5%
Knife River Corp.(1)	5,555	$390,794
Vulcan Materials Co.	5,674	1,618,339
		$2,009,133
Consumer Finance — 0.9%
Ally Financial, Inc.	11,940	$540,762
Credit Acceptance Corp.(1)(2)	196	86,918
FirstCash Holdings, Inc.	1,427	227,435
OneMain Holdings, Inc.	4,592	310,190

Calvert
US Mid-Cap Core Responsible Index Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Consumer Finance (continued)
SLM Corp.	7,281	$ 197,024
SoFi Technologies, Inc.(1)	46,398	1,214,700
Synchrony Financial	14,025	1,170,106
		$ 3,747,135
Consumer Staples Distribution & Retail — 2.5%
Albertsons Cos., Inc., Class A	16,888	$ 289,967
BJ's Wholesale Club Holdings, Inc.(1)	4,896	440,787
Casey's General Stores, Inc.	1,602	885,441
Dollar General Corp.	8,691	1,153,904
Dollar Tree, Inc.(1)	7,984	982,112
Kroger Co.	27,627	1,726,135
Maplebear, Inc.(1)	7,039	316,614
Performance Food Group Co.(1)	6,485	583,131
Sprouts Farmers Market, Inc.(1)	3,971	316,370
Sysco Corp.	20,912	1,541,005
Target Corp.	17,925	1,752,169
U.S. Foods Holding Corp.(1)	9,701	730,679
		$10,718,314
Containers & Packaging — 1.4%
Amcor PLC	102,241	$852,690
AptarGroup, Inc.	2,719	331,609
Avery Dennison Corp.	3,398	618,028
Ball Corp.	11,447	606,348
Crown Holdings, Inc.	4,916	506,201
Graphic Packaging Holding Co.	13,437	202,361
International Paper Co.	23,286	917,236
Packaging Corp. of America	3,817	787,180
Sealed Air Corp.	6,842	283,464
Silgan Holdings, Inc.(2)	4,003	161,601
Smurfit WestRock PLC	23,305	901,204
		$6,167,922
Distributors — 0.3%
Genuine Parts Co.	5,281	$649,352
LKQ Corp.	10,146	306,409
Pool Corp.	1,518	347,242
		$1,303,003
Diversified Consumer Services — 0.5%
ADT, Inc.	29,828	$240,712
Adtalem Global Education, Inc.(1)	2,046	211,700
Bright Horizons Family Solutions, Inc.(1)	3,121	316,469
Duolingo, Inc.(1)	2,044	358,722
H&R Block, Inc.	6,380	278,040
Service Corp. International	7,138	556,550
Stride, Inc.(1)	2,600	168,818
		$2,131,011
Security	Shares	Value
Diversified REITs — 0.2%
Essential Properties Realty Trust, Inc.	8,595	$ 254,928
W.P. Carey, Inc.	9,773	628,990
		$ 883,918
Electric Utilities — 1.9%
Alliant Energy Corp.	11,231	$ 730,127
Evergy, Inc.	9,944	720,841
Eversource Energy	16,498	1,110,810
Exelon Corp.	41,445	1,806,588
IDACORP, Inc.	2,330	294,885
NRG Energy, Inc.	8,387	1,335,546
Portland General Electric Co.	5,452	261,641
TXNM Energy, Inc.	4,199	247,237
Xcel Energy, Inc.	24,161	1,784,531
		$8,292,206
Electrical Equipment — 2.2%
Acuity, Inc.	1,295	$466,252
AMETEK, Inc.	9,485	1,947,365
Hubbell, Inc.	2,385	1,059,202
Nextpower, Inc., Class A(1)	6,313	549,926
nVent Electric PLC	6,954	709,099
Regal Rexnord Corp.	3,045	427,274
Rockwell Automation, Inc.	4,654	1,810,732
Vertiv Holdings Co., Class A	14,662	2,375,391
		$9,345,241
Electronic Equipment, Instruments & Components — 3.6%
Arrow Electronics, Inc.(1)	2,063	$227,301
Badger Meter, Inc.	1,303	227,256
CDW Corp.	5,811	791,458
Cognex Corp.	7,815	281,184
Coherent Corp.(1)	6,871	1,268,181
Corning, Inc.	30,813	2,697,986
Flex Ltd.(1)	16,358	988,351
Itron, Inc.(1)	1,712	158,976
Jabil, Inc.	4,799	1,094,268
Keysight Technologies, Inc.(1)	7,392	1,501,981
Littelfuse, Inc.	1,124	284,282
Ralliant Corp.	4,746	241,619
TD SYNNEX Corp.	3,010	452,192
TE Connectivity PLC	11,502	2,616,820
Teledyne Technologies, Inc.(1)	2,048	1,045,975
Trimble, Inc.(1)	10,311	807,867
Vontier Corp.	6,590	245,016
Zebra Technologies Corp., Class A(1)	2,248	545,859
		$15,476,572

Calvert
US Mid-Cap Core Responsible Index Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Energy Equipment & Services — 0.4%
Baker Hughes Co.	40,432	$ 1,841,273
		$ 1,841,273
Entertainment — 2.1%
Electronic Arts, Inc.	9,300	$ 1,900,269
Liberty Media Corp.-Liberty Formula One, Class A(1)	11,935	1,066,750
Roku, Inc.(1)	5,658	613,837
Take-Two Interactive Software, Inc.(1)	7,208	1,845,464
Warner Bros. Discovery, Inc.(1)	109,876	3,166,626
Warner Music Group Corp., Class A	7,137	218,892
		$8,811,838
Financial Services — 1.7%
Affirm Holdings, Inc.(1)	12,454	$926,951
Corebridge Financial, Inc.	10,550	318,294
Corpay, Inc.(1)	3,012	906,401
Equitable Holdings, Inc.	11,139	530,773
Essent Group Ltd.	3,883	252,434
Euronet Worldwide, Inc.(1)	2,009	152,905
Fidelity National Information Services, Inc.	22,466	1,493,090
Jack Henry & Associates, Inc.	3,230	589,410
Jackson Financial, Inc., Class A	2,587	275,904
MGIC Investment Corp.	8,642	252,519
PennyMac Financial Services, Inc.	1,162	153,198
Shift4 Payments, Inc., Class A(1)(2)	2,686	169,138
Toast, Inc., Class A(1)	21,861	776,284
Voya Financial, Inc.	3,461	257,810
		$7,055,111
Food Products — 1.6%
Bunge Global SA	5,962	$531,095
Campbell's Co.	7,631	212,676
Conagra Brands, Inc.	19,546	338,341
Darling Ingredients, Inc.(1)	6,454	232,344
General Mills, Inc.	23,499	1,092,703
Hershey Co.	6,373	1,159,759
Hormel Foods Corp.	12,829	304,047
Ingredion, Inc.	2,795	308,177
J.M. Smucker Co.	4,348	425,278
Kraft Heinz Co.	36,377	882,142
Lamb Weston Holdings, Inc.	5,683	238,061
McCormick & Co., Inc.	11,402	776,590
Pilgrim's Pride Corp.	2,014	78,526
Post Holdings, Inc.(1)	1,981	196,218
		$6,775,957
Gas Utilities — 0.1%
Southwest Gas Holdings, Inc.	2,823	$225,897
UGI Corp.	9,528	356,633
		$582,530
Security	Shares	Value
Ground Transportation — 1.0%
J.B. Hunt Transport Services, Inc.	3,626	$ 704,677
Knight-Swift Transportation Holdings, Inc.	7,158	374,220
Landstar System, Inc.	1,609	231,213
Lyft, Inc., Class A(1)	17,010	329,484
Old Dominion Freight Line, Inc.	8,546	1,340,013
Ryder System, Inc.	1,791	342,779
Saia, Inc.(1)	1,227	400,640
XPO, Inc.(1)	5,455	741,389
		$4,464,415
Health Care Equipment & Supplies — 3.9%
Align Technology, Inc.(1)	2,922	$456,270
Baxter International, Inc.	21,431	409,546
Becton Dickinson & Co.	11,354	2,203,471
Cooper Cos., Inc.(1)	8,064	660,926
DexCom, Inc.(1)	15,955	1,058,933
Edwards Lifesciences Corp.(1)	23,340	1,989,735
GE HealthCare Technologies, Inc.	18,936	1,553,131
Glaukos Corp.(1)	2,200	248,402
Globus Medical, Inc., Class A(1)	4,587	400,491
Hologic, Inc.(1)	9,034	672,943
IDEXX Laboratories, Inc.(1)	3,136	2,121,598
Insulet Corp.(1)	2,905	825,717
Merit Medical Systems, Inc.(1)	2,484	218,940
Penumbra, Inc.(1)	1,587	493,414
ResMed, Inc.	6,044	1,455,818
STERIS PLC	4,199	1,064,531
Teleflex, Inc.	1,958	238,954
Zimmer Biomet Holdings, Inc.	8,296	745,976
		$16,818,796
Health Care Providers & Services — 1.6%
Centene Corp.(1)	20,506	$843,822
Chemed Corp.	608	260,139
CorVel Corp.(1)	1,302	88,106
DaVita, Inc.(1)	1,714	194,728
Encompass Health Corp.	3,999	424,454
Ensign Group, Inc.	2,247	391,428
Guardant Health, Inc.(1)	5,075	518,361
HealthEquity, Inc.(1)	3,899	357,187
Henry Schein, Inc.(1)	3,971	300,128
Humana, Inc.	4,995	1,279,369
Labcorp Holdings, Inc.	3,487	874,819
Molina Healthcare, Inc.(1)	2,047	355,236
Option Care Health, Inc.(1)	7,184	228,882
Quest Diagnostics, Inc.	4,776	828,779
		$6,945,438
Health Care REITs — 0.6%
Alexandria Real Estate Equities, Inc.	7,761	$379,823

Calvert
US Mid-Cap Core Responsible Index Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Health Care REITs (continued)
American Healthcare REIT, Inc.	8,285	$ 389,892
CareTrust REIT, Inc.	9,735	352,018
Healthcare Realty Trust, Inc.	15,536	263,335
Healthpeak Properties, Inc.	31,417	505,186
Omega Healthcare Investors, Inc.	12,809	567,951
		$ 2,458,205
Health Care Technology — 0.4%
Veeva Systems, Inc., Class A(1)	6,376	$ 1,423,315
Waystar Holding Corp.(1)	4,499	147,342
		$1,570,657
Hotel & Resort REITs — 0.2%
Host Hotels & Resorts, Inc.	30,357	$538,230
Ryman Hospitality Properties, Inc.	2,768	261,908
		$800,138
Hotels, Restaurants & Leisure — 1.6%
Aramark	10,855	$400,115
Brinker International, Inc.(1)	1,831	262,785
Cava Group, Inc.(1)(2)	4,578	268,683
Choice Hotels International, Inc.	1,344	128,029
Darden Restaurants, Inc.	4,956	912,003
Domino's Pizza, Inc.	1,473	613,976
Hyatt Hotels Corp., Class A	2,151	344,848
Life Time Group Holdings, Inc.(1)	8,021	213,198
Planet Fitness, Inc., Class A(1)	4,319	468,482
Shake Shack, Inc., Class A(1)	1,868	151,626
Texas Roadhouse, Inc.	2,762	458,492
Vail Resorts, Inc.(2)	2,014	267,459
Wingstop, Inc.	1,220	290,958
Wyndham Hotels & Resorts, Inc.	3,739	282,519
Yum! Brands, Inc.	11,700	1,769,976
		$6,833,149
Household Durables — 1.6%
D.R. Horton, Inc.	10,688	$1,539,393
Lennar Corp., Class A	10,207	1,049,280
Mohawk Industries, Inc.(1)	1,866	203,954
NVR, Inc.(1)	121	882,425
PulteGroup, Inc.	8,828	1,035,171
Somnigroup International, Inc.	7,345	655,762
Taylor Morrison Home Corp.(1)	4,228	248,902
Toll Brothers, Inc.	4,407	595,914
TopBuild Corp.(1)	1,247	520,236
		$6,731,037
Household Products — 0.6%
Church & Dwight Co., Inc.	9,245	$775,193
Clorox Co.	4,984	502,537
Security	Shares	Value
Household Products (continued)
Kimberly-Clark Corp.	12,885	$ 1,299,968
		$ 2,577,698
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp.	32,652	$ 468,229
Brookfield Renewable Corp.(2)	6,311	241,964
Clearway Energy, Inc., Class C	4,984	165,768
		$ 875,961
Industrial REITs — 0.5%
Americold Realty Trust, Inc.(2)	12,906	$165,971
EastGroup Properties, Inc.	2,307	410,969
First Industrial Realty Trust, Inc.	5,650	323,576
Lineage, Inc.	3,105	108,675
Rexford Industrial Realty, Inc.	10,863	420,615
STAG Industrial, Inc.	8,890	326,797
Terreno Realty Corp.	4,496	263,960
		$2,020,563
Insurance — 4.1%
American Financial Group, Inc.	2,740	$374,503
American International Group, Inc.	21,070	1,802,538
Arch Capital Group Ltd.(1)	13,711	1,315,159
Assurant, Inc.	1,945	468,453
Axis Capital Holdings Ltd.	2,795	299,317
Brown & Brown, Inc.	13,966	1,113,090
Cincinnati Financial Corp.	6,108	997,559
Everest Group Ltd.	1,558	528,707
First American Financial Corp.	5,306	326,001
Hanover Insurance Group, Inc.	1,461	267,027
Hartford Insurance Group, Inc.	10,863	1,496,921
Kinsale Capital Group, Inc.	907	354,746
Markel Group, Inc.(1)	483	1,038,281
Old Republic International Corp.	8,504	388,123
Primerica, Inc.	1,289	333,026
Principal Financial Group, Inc.	8,746	771,485
Prudential Financial, Inc.	13,666	1,542,618
Reinsurance Group of America, Inc.	2,643	537,745
RenaissanceRe Holdings Ltd.	1,665	468,131
RLI Corp.	3,250	207,935
Ryan Specialty Holdings, Inc.	4,259	219,892
Unum Group	6,297	488,018
W.R. Berkley Corp.	11,507	806,871
Willis Towers Watson PLC	3,734	1,226,992
		$17,373,138
Interactive Media & Services — 0.6%
Pinterest, Inc., Class A(1)	26,580	$688,156
Reddit, Inc., Class A(1)	6,002	1,379,680

Calvert
US Mid-Cap Core Responsible Index Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Interactive Media & Services (continued)
Snap, Inc., Class A(1)	52,717	$ 425,426
		$ 2,493,262
IT Services — 2.0%
Akamai Technologies, Inc.(1)	6,380	$ 556,655
Amdocs Ltd.	4,679	376,706
Cognizant Technology Solutions Corp., Class A	20,609	1,710,547
EPAM Systems, Inc.(1)	2,340	479,419
Gartner, Inc.(1)	3,777	952,862
GoDaddy, Inc., Class A(1)	5,935	736,415
Kyndryl Holdings, Inc.(1)	10,506	279,039
MongoDB, Inc.(1)	3,514	1,474,791
Twilio, Inc., Class A(1)	6,613	940,633
VeriSign, Inc.	4,141	1,006,056
		$8,513,123
Leisure Products — 0.2%
Hasbro, Inc.	5,401	$442,882
Mattel, Inc.(1)	12,375	245,520
		$688,402
Life Sciences Tools & Services — 2.3%
Agilent Technologies, Inc.	11,842	$1,611,341
Avantor, Inc.(1)	28,803	330,082
Bio-Rad Laboratories, Inc., Class A(1)	803	243,301
Bio-Techne Corp.	6,194	364,269
Bruker Corp.	4,992	235,173
Charles River Laboratories International, Inc.(1)	2,115	421,900
Illumina, Inc.(1)	6,323	829,325
IQVIA Holdings, Inc.(1)	7,038	1,586,436
Medpace Holdings, Inc.(1)	977	548,732
Mettler-Toledo International, Inc.(1)	865	1,205,974
Repligen Corp.(1)	2,132	349,350
Revvity, Inc.	4,907	474,752
Waters Corp.(1)	2,556	970,846
West Pharmaceutical Services, Inc.	2,959	814,139
		$9,985,620
Machinery — 5.7%
AGCO Corp.	2,803	$292,409
Allison Transmission Holdings, Inc.	3,881	379,950
Chart Industries, Inc.(1)	2,058	424,421
CNH Industrial NV	37,124	342,283
Cummins, Inc.	5,365	2,738,564
Donaldson Co., Inc.	4,940	437,980
Dover Corp.	6,112	1,193,307
ESAB Corp.	2,633	294,159
ESCO Technologies, Inc.	1,102	215,320
Federal Signal Corp.	2,470	268,217
Flowserve Corp.	5,393	374,166
Security	Shares	Value
Machinery (continued)
Fortive Corp.	13,996	$ 772,719
Gates Industrial Corp. PLC(1)	10,818	232,262
Graco, Inc.	7,229	592,561
IDEX Corp.	3,262	580,440
Ingersoll Rand, Inc.	17,269	1,368,050
ITT, Inc.	3,317	575,533
JBT Marel Corp.	2,256	339,912
Lincoln Electric Holdings, Inc.	2,470	591,911
Middleby Corp.(1)	2,126	316,072
Mueller Industries, Inc.	4,737	543,808
Nordson Corp.	2,282	548,661
Oshkosh Corp.	2,755	346,111
Otis Worldwide Corp.	16,794	1,466,956
PACCAR, Inc.	20,594	2,255,249
Pentair PLC	7,288	758,972
RBC Bearings, Inc.(1)	1,368	613,452
Snap-on, Inc.	2,261	779,141
SPX Technologies, Inc.(1)	2,121	424,327
Stanley Black & Decker, Inc.	6,870	510,304
Timken Co.	2,942	247,511
Toro Co.	4,123	324,563
Watts Water Technologies, Inc., Class A	1,140	314,663
Westinghouse Air Brake Technologies Corp.	7,429	1,585,720
Xylem, Inc.	10,676	1,453,858
		$24,503,532
Media — 0.9%
Liberty Broadband Corp., Class C(1)	5,381	$261,517
New York Times Co., Class A	8,271	574,173
Nexstar Media Group, Inc.	1,524	309,448
Omnicom Group, Inc.	18,319	1,479,259
Paramount Skydance Corp., Class B	14,678	196,685
Sirius XM Holdings, Inc.	10,206	204,069
Trade Desk, Inc., Class A(1)	18,825	714,597
		$3,739,748
Metals & Mining — 1.0%
Commercial Metals Co.	9,097	$629,694
Nucor Corp.	9,847	1,606,144
Reliance, Inc.	2,883	832,812
Steel Dynamics, Inc.	6,586	1,115,998
		$4,184,648
Mortgage REITs — 0.4%
AGNC Investment Corp.(2)	43,521	$466,545
Annaly Capital Management, Inc.	27,506	615,034
Rithm Capital Corp.	23,333	254,330
Starwood Property Trust, Inc.(2)	14,216	256,030
		$1,591,939

Calvert
US Mid-Cap Core Responsible Index Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Multi-Utilities — 3.1%
Ameren Corp.	12,335	$ 1,231,773
CMS Energy Corp.	13,215	924,125
Consolidated Edison, Inc.	15,597	1,549,094
Dominion Energy, Inc.	34,722	2,034,362
DTE Energy Co.	9,478	1,222,472
NiSource, Inc.	21,157	883,516
Public Service Enterprise Group, Inc.	21,272	1,708,142
Sempra	25,758	2,274,174
WEC Energy Group, Inc.	14,143	1,491,521
		$13,319,179
Office REITs — 0.3%
BXP, Inc.	7,305	$492,941
COPT Defense Properties	4,753	132,133
Cousins Properties, Inc.	7,247	186,828
Kilroy Realty Corp.(2)	4,701	175,676
Vornado Realty Trust	8,116	270,101
		$1,257,679
Oil, Gas & Consumable Fuels — 0.4%
CNX Resources Corp.(1)	12,636	$464,626
Occidental Petroleum Corp.	31,772	1,306,464
		$1,771,090
Paper & Forest Products — 0.0%†
Louisiana-Pacific Corp.	2,723	$219,909
		$219,909
Passenger Airlines — 0.6%
Alaska Air Group, Inc.(1)	5,240	$263,572
American Airlines Group, Inc.(1)	30,167	462,460
Delta Air Lines, Inc.	27,510	1,909,194
Joby Aviation, Inc.(1)(2)	10,244	135,221
		$2,770,447
Personal Care Products — 0.6%
BellRing Brands, Inc.(1)	4,011	$107,214
e.l.f. Beauty, Inc.(1)	2,456	186,754
Estee Lauder Cos., Inc., Class A	9,024	944,993
Kenvue, Inc.	74,590	1,286,678
		$2,525,639
Pharmaceuticals — 0.4%
Corcept Therapeutics, Inc.(1)	3,908	$135,999
Elanco Animal Health, Inc.(1)	20,203	457,194
Jazz Pharmaceuticals PLC(1)	2,497	424,490
Royalty Pharma PLC, Class A	15,927	615,419
		$1,633,102
Security	Shares	Value
Professional Services — 2.1%
Amentum Holdings, Inc.(1)	6,653	$ 192,937
Booz Allen Hamilton Holding Corp.	6,464	545,303
Broadridge Financial Solutions, Inc.	5,180	1,156,021
Dayforce, Inc.(1)	7,233	500,234
Equifax, Inc.	5,674	1,231,145
ExlService Holdings, Inc.(1)	7,197	305,441
FTI Consulting, Inc.(1)	1,632	278,795
Genpact Ltd.	6,893	322,455
Parsons Corp.(1)	2,606	161,051
Paycom Software, Inc.	2,159	344,058
Paylocity Holding Corp.(1)	2,077	316,743
Robert Half, Inc.	5,132	139,385
Science Applications International Corp.	2,031	204,440
SS&C Technologies Holdings, Inc.	9,303	813,268
TransUnion	10,546	904,319
UL Solutions, Inc., Class A	3,583	282,555
Verisk Analytics, Inc.	6,283	1,405,444
		$9,103,594
Real Estate Management & Development — 1.1%
CBRE Group, Inc., Class A(1)	12,147	$1,953,116
CoStar Group, Inc.(1)	19,013	1,278,434
Jones Lang LaSalle, Inc.(1)	2,096	705,241
Zillow Group, Inc., Class C(1)	9,580	653,548
		$4,590,339
Residential REITs — 1.6%
AvalonBay Communities, Inc.	6,326	$1,146,967
Camden Property Trust	4,879	537,080
Equity LifeStyle Properties, Inc.	8,372	507,427
Equity Residential	16,852	1,062,350
Essex Property Trust, Inc.	2,800	732,704
Invitation Homes, Inc.	26,965	749,358
Mid-America Apartment Communities, Inc.	5,385	748,030
Sun Communities, Inc.	5,668	702,322
UDR, Inc.	14,698	539,123
		$6,725,361
Retail REITs — 1.1%
Brixmor Property Group, Inc.	12,881	$337,740
Federal Realty Investment Trust	4,044	407,635
Kimco Realty Corp.	30,085	609,823
Kite Realty Group Trust	10,138	243,008
NNN REIT, Inc.	8,970	355,481
Phillips Edison & Co., Inc.	5,048	179,557
Realty Income Corp.	37,212	2,097,641
Regency Centers Corp.	8,210	566,736
		$4,797,621

Calvert
US Mid-Cap Core Responsible Index Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Semiconductors & Semiconductor Equipment — 3.4%
Allegro MicroSystems, Inc.(1)	4,840	$ 127,679
Astera Labs, Inc.(1)	6,032	1,003,484
Cirrus Logic, Inc.(1)	2,237	265,084
Enphase Energy, Inc.(1)	4,871	156,116
Entegris, Inc.	6,607	556,640
First Solar, Inc.(1)	3,755	980,919
Lattice Semiconductor Corp.(1)	6,153	452,738
MACOM Technology Solutions Holdings, Inc.(1)	2,992	512,470
Marvell Technology, Inc.	33,025	2,806,464
Microchip Technology, Inc.	24,174	1,540,367
MKS, Inc.	2,878	459,904
Monolithic Power Systems, Inc.	1,915	1,735,679
ON Semiconductor Corp.(1)	18,186	984,772
Qorvo, Inc.(1)	4,268	360,689
Rambus, Inc.(1)	4,786	439,786
Skyworks Solutions, Inc.	6,767	429,095
Teradyne, Inc.	7,075	1,369,437
Universal Display Corp.	1,899	221,765
		$14,403,088
Software — 3.6%
ACI Worldwide, Inc.(1)	4,176	$199,655
AppFolio, Inc., Class A(1)	998	232,185
Bentley Systems, Inc., Class B	7,415	282,993
Box, Inc., Class A(1)	6,900	206,379
CCC Intelligent Solutions Holdings, Inc.(1)	27,214	216,351
Clearwater Analytics Holdings, Inc., Class A(1)	13,007	313,729
Commvault Systems, Inc.(1)	1,787	224,018
Confluent, Inc., Class A(1)	12,766	386,044
Datadog, Inc., Class A(1)	13,058	1,775,757
Docusign, Inc.(1)	9,037	618,131
Dolby Laboratories, Inc., Class A	2,976	191,119
Dropbox, Inc., Class A(1)	8,500	236,300
Dynatrace, Inc.(1)	13,305	576,639
Elastic NV(1)	4,197	316,622
Fair Isaac Corp.(1)	967	1,634,829
Gen Digital, Inc.	25,658	697,641
Guidewire Software, Inc.(1)	3,902	784,341
HubSpot, Inc.(1)	2,288	918,174
Manhattan Associates, Inc.(1)	2,603	451,126
MARA Holdings, Inc.(1)(2)	15,883	142,629
Nutanix, Inc., Class A(1)	12,286	635,063
PTC, Inc.(1)	5,475	953,800
Q2 Holdings, Inc.(1)	2,958	213,449
Qualys, Inc.(1)	1,711	227,392
Samsara, Inc., Class A(1)	14,955	530,155
SentinelOne, Inc., Class A(1)	13,591	203,865
SPS Commerce, Inc.(1)	1,768	157,582
Tyler Technologies, Inc.(1)	1,900	862,505
Varonis Systems, Inc.(1)	4,687	153,734
Security	Shares	Value
Software (continued)
Zscaler, Inc.(1)	4,702	$ 1,057,574
		$ 15,399,781
Specialized REITs — 1.5%
Crown Castle, Inc.	18,410	$ 1,636,097
CubeSmart	10,182	367,061
Extra Space Storage, Inc.	9,503	1,237,481
Iron Mountain, Inc.	13,018	1,079,843
Lamar Advertising Co., Class A	3,721	471,004
National Storage Affiliates Trust	3,559	100,399
SBA Communications Corp.	4,705	910,088
Weyerhaeuser Co.	26,032	616,698
		$6,418,671
Specialty Retail — 2.4%
AutoNation, Inc.(1)	1,071	$221,140
Bath & Body Works, Inc.	7,001	140,580
Best Buy Co., Inc.	7,892	528,212
Boot Barn Holdings, Inc.(1)	1,115	196,764
Burlington Stores, Inc.(1)	2,385	688,907
CarMax, Inc.(1)	5,467	211,245
Dick's Sporting Goods, Inc.	2,516	498,092
Five Below, Inc.(1)	2,086	392,919
Floor & Decor Holdings, Inc., Class A(1)	4,178	254,398
GameStop Corp., Class A(1)	16,722	335,778
Gap, Inc.	9,146	234,138
Group 1 Automotive, Inc.	445	175,018
Lithia Motors, Inc., Class A	982	326,348
Penske Automotive Group, Inc.	761	120,459
Ross Stores, Inc.	12,423	2,237,879
Tractor Supply Co.	20,260	1,013,203
Ulta Beauty, Inc.(1)	1,768	1,069,658
Urban Outfitters, Inc.(1)	2,470	185,892
Wayfair, Inc., Class A(1)	3,985	400,134
Williams-Sonoma, Inc.	4,664	832,944
		$10,063,708
Technology Hardware, Storage & Peripherals — 2.4%
Hewlett Packard Enterprise Co.	59,108	$1,419,774
HP, Inc.	41,404	922,481
NetApp, Inc.	8,699	931,576
Pure Storage, Inc., Class A(1)	13,685	917,032
Sandisk Corp.(1)	6,253	1,484,337
Seagate Technology Holdings PLC	8,458	2,329,249
Western Digital Corp.	13,594	2,341,838
		$10,346,287
Textiles, Apparel & Luxury Goods — 0.8%
Crocs, Inc.(1)	1,844	$157,699
Deckers Outdoor Corp.(1)	5,662	586,980

Calvert
US Mid-Cap Core Responsible Index Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
lululemon Athletica, Inc.(1)	4,061	$ 843,916
Ralph Lauren Corp.	1,486	525,465
Tapestry, Inc.	8,003	1,022,543
VF Corp.	13,704	247,768
		$ 3,384,371
Trading Companies & Distributors — 2.3%
Air Lease Corp.	4,640	$ 298,027
Applied Industrial Technologies, Inc.	1,602	411,346
Core & Main, Inc., Class A(1)	8,535	443,564
Fastenal Co.	44,689	1,793,370
Ferguson Enterprises, Inc.	7,781	1,732,284
FTAI Aviation Ltd.	4,513	888,384
GATX Corp.	1,659	281,366
QXO, Inc.(1)(2)	27,397	528,488
SiteOne Landscape Supply, Inc.(1)	1,631	203,157
United Rentals, Inc.	2,562	2,073,478
Watsco, Inc.	1,607	541,479
WESCO International, Inc.	1,831	447,936
		$9,642,879
Water Utilities — 0.4%
American Water Works Co., Inc.	8,660	$1,130,130
Essential Utilities, Inc.	13,225	507,311
		$1,637,441
Total Common Stocks (identified cost $313,731,202)		$424,163,040

Rights — 0.0%†

Security	Shares	Value
Health Care Equipment & Supplies — 0.0%†
Abiomed, Inc., CVR, Exp. 12/31/29(1)(3)(4)	2,600	$ 2,652
Total Rights (identified cost $2,652)		$ 2,652

Miscellaneous — 0.0%

Security	Shares	Value
Software — 0.0%
Pivotal Software, Inc., Escrow Certificates(1)(3)	886	$ 0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 0.4%
Affiliated Fund — 0.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.69%(5)	1,032,960	$ 1,032,960
Total Affiliated Fund (identified cost $1,032,960)		$ 1,032,960
Securities Lending Collateral — 0.2%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.83%(6)	784,328	$ 784,328
Total Securities Lending Collateral (identified cost $784,328)		$ 784,328
Total Short-Term Investments (identified cost $1,817,288)		$ 1,817,288
Total Investments — 99.8% (identified cost $315,551,142)		$425,982,980
Other Assets, Less Liabilities — 0.2%		$ 724,141
Net Assets — 100.0%		$426,707,121

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at December 31, 2025. The aggregate market value of securities on loan at December 31, 2025 was $4,975,569 and the total market value of the collateral received by the Fund was $5,186,024, comprised of cash of $784,328 and U.S. government and/or agencies securities of $4,401,696.
(3)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(4)	Restricted security. Total market value of restricted securities amounts to $2,652, which represents less than 0.05% of the net assets of the Fund as of December 31, 2025.
(5)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2025.
(6)	Represents investment of cash collateral received in connection with securities lending.

Calvert
US Mid-Cap Core Responsible Index Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at December 31, 2025.
Restricted Securities
Description	Acquisition Date	Cost
Abiomed, Inc., CVR, Exp. 12/31/29	12/28/22	$2,652
		$2,652

Abbreviations:
CVR	– Contingent Value Rights
REITs	– Real Estate Investment Trusts
Affiliated Investments
At December 31, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $1,032,960, which represents 0.2% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$515,983	$17,302,598	$(16,785,621)	$ —	$ —	$1,032,960	$5,540	1,032,960

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$424,163,040(2)	$ —	$ —	$424,163,040
Rights	—	—	2,652	2,652
Miscellaneous	—	—	0	0
Short-Term Investments:
Affiliated Fund	1,032,960	—	—	1,032,960
Securities Lending Collateral	784,328	—	—	784,328
Total Investments	$425,980,328	$ —	$2,652	$425,982,980

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2025 is not presented.

Calvert
US Mid-Cap Core Responsible Index Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.